I. SHAREHOLDERS' EQUITY (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Jun. 25, 2017	Jun. 26, 2016
Repurchase of shares	0
Shares available to repurchase under plan	848,425
Administrative Fees and Expense Reimbursement	$ 0	$ 21
2014 ATM Offering Member
Shares sold	0